UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22706

The DMS Funds

(Exact Name of Registrant as Specified in Charter)

2619 Leiscz’s Bridge Road, Suite 200

Leesport, PA 19533

(Address of Principal Executive Offices)(Zip Code)

Timothy F. Demers, Stevens & Lee

111 N. 6th Street, P.O. Box 679

Reading, PA 19603-0679

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (484) 671-2520

Date of fiscal year end: September 30

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

DMS India MidCap Index Fund

Class A Shares (DAIMX)

 Class I Shares (DIIMX)

DMS India Bank Index Fund

Class A Shares (DAIBX)

 Class I Shares (DIIBX)

DMS Baltic Index Fund

Class A Shares (DBABX)

 Class I Shares (DBIAX)

DMS Poland Large Cap Index Fund

Class A Shares (DAPLX)

 Class I Shares (DIPLX)

ANNUAL REPORT

September 30, 2013

Dear Investor,

When I started DMS Funds at the beginning of 2012, I had in mind a mutual fund company that invested solely in the benchmark indexes of both Emerging and Frontier markets.  That strategy still remains at the core of my vision, despite the volatility and negative returns in that space.   The core fundamentals of my investment policy have not been shaken, nor have I looked for an exit.

There are many articles with differing opinions of what will happen in Emerging and Frontier markets over the next decade or so.  For every argument that preaches doom and gloom, I can find one that says the opposite.  As these are both extreme positions, I like to view the future as a positive.  Now, some of you may know that I have been very critical about grouping all Emerging markets into one asset class, or identifying them with cute acronyms such BRICS (Brazil, Russia, India, China, and South Africa) or any of the others out there.  No one has been able to tell me what each one of those countries have in common with the other, except that they were supposed to be the largest emerging market economies.  So let’s examine that for a minute.  China is the supposed largest economy in the world followed by India, but there after the other three don’t appear: in fact in my opinion Russia, unless they do something drastic, is sliding towards Frontier market status and Brazil is moving towards incredible social unrest.

So, having said that, I believe that both Emerging and Frontier market countries have a very bright future.  However, they should be evaluated individually based on investment fundamentals.  For instance, not all countries have well regulated stock markets, nor do all believe in the free flow of capital and many do not have investor protections in place.  Evaluation of these are essential before anyone should invest money in those markets.  It is with this in mind that we here at DMS Funds chose the countries we invest in.

2013 has been a very challenging year in the Emerging market arena, but less so in Frontier markets.  When it was perceived that the US Fed would begin to taper its bond buying program panic ensued in the markets and a lot of the money that had been invested in the emerging market space, and in particular Asia, began to be withdrawn and brought back to the U.S.  This caused a number of markets to plummet and India was unfortunately one of them.  However, not all is gloomy there, as the appointment of Mr Raghuram Rajan as the Reserve Bank chairman has begun to stabilize the markets.  Mr Rajan is a very pragmatic economist who has taught at the University of Chicago and is very well respected globally.  Just what the doctor ordered, and if he is allowed to work his magic he will begin to bring foreign institutional investors back into the markets, a crucial ingredient in the development of the Indian economy.

As I alluded to earlier, not all Emerging markets have suffered severely; in fact some of the ones in Eastern and Central Europe have done reasonably well.  In particular Poland and a Frontier market known as the Baltics.  They never received any of the free US Federal Reserve money as they were lumped in with the rest of Europe, and Europe for the last few years has been in a severe recession.  Investors are now taking note of these countries and money is beginning to flow into that region.

2014 in my opinion, is destined to be a very good year in both Emerging and Frontier markets, as I believe that the economy in the US will begin to falter and investors will look to those areas for their returns.  We at DMS Funds, are uniquely poised to take full advantage of that and will be launching several more single country indexed mutual funds, in partnership with the NASDAQ, with whom we have a marketing agreement.

So, in closing, 2013 was a tough year in the markets we invested in, but early indications are that 2014 will be a banner year.

Management’s Discussion of Fund Performance.

In the sections that immediately follow, there are Performance Illustrations for each of the four DMS Funds, showing the performance by Share Class, with and without load charge, and compared to the applicable Index for each Fund.  Each of the four DMS Funds is an “index” fund that seeks to replicate a specific index.  Mutual funds that are Index funds rarely outperform the index that they try to replicate, because an index is a mathematical calculation of the performance of a specific group of stocks, and there are no expenses involved in the calculation of an index.  All mutual funds, however, have expenses, including brokerage and other transaction fees, custody fees, etc.  Thus, even if a mutual could exactly match, or  precisely mirror, an index (which is technically impossible to do because of timing issues), the fund could not match the performance return of the index, because the fund would have some expenses and the index would have none.

In the performance illustrations that follow, you will see that the performance of each of the four DMS Funds were all negative for the period ending September 30, 2013.  The Fund’s two India portfolios, the India MidCap and the India Bank Index, actually exceeded the performance of their respective indices, the CNX MidCap Index and the CNX Bank Index. (The performance of the two India indices was negative, however.)  The two India Funds modestly exceeded their respective Index due primarily to a lag in investment execution: in each case the applicable Index went down faster than the Funds could invest in the Index stocks, thus allowing the Funds to avoid some losses that the Index had already suffered. The India Funds did not “outperform” their applicable Indices, and were never designed to outperform the Indices; they simply could not invest in the Index stocks quickly enough to suffer the same losses as the Indices did.  The small size of the two DMS India Funds, especially the Bank Index, also contributed to the inability of the Funds to replicate the respective Index quickly.

In the case of the DMS Baltic Index Fund, the Baltic Index was up approximately 10% for the four and a half month period ending September 30, 2013 that the Fund was in operation, while the performance for the Fund for the same period was approximately negative 2% (without load charge).  The inability of the Fund to match the performance of the Index was due primarily to the small size of the Fund as an initial start-up, the high cost of acquiring small amounts of Index stocks, and the inability to execute trades on a faster basis.  The Fund believes that these issues will self-resolve as the Fund achieves greater size.

In the case of the DMS Poland Large Cap Index Fund, the Fund only began investment operations on July 31, 2013, so has only operated for two full months through September 30, 2013.  The Poland Fund was still very small on September 30, with only a nominal amount of assets, which could not effectively be invested in the stocks of the WIG20 Index.  Thus, the DMS Poland Fund was not able to replicate the entire WIG20 Index, and was primarily invested in money market investments.  While the WIG20 was up almost 8% for the two month period ending September 30, 2013, the Fund was down about 0.8%.  This was due primarily to the small size of the Fund and the inability to invest in the Index as intended.  The Fund believes that this issue will be resolved as the Fund grows to a larger size.

DMS BALTIC INDEX FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2013 (UNAUDITED)

	Since Inception *	Ending Value
DMS Baltic Index Fund – Class A (With Load)	-7.12%	$ 9,288
DMS Baltic Index Fund – Class A (Without Load)	-2.20%	$ 9,780
DMS Baltic Index Fund – Class I	-2.10%	$ 9,790
OMXBBGI Index	9.57%	$ 10,957
* Not Annualized

This chart assumes an initial investment of $10,000 made on the closing of May 17, 2013 (commencement of investment operations). Total return is based on the change in NAV, including sales load and without sales load, and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

The OMXBBGI Index includes the largest and most traded stocks on the NASDAQ OMX Baltic market.  This is an index of the investment return of thirty-one of the largest and most widely traded stocks that are traded on the OMX exchanges in Riga (Latvia), Tallin (Estonia), and Vilnius (Lithuania). These three countries are commonly known as the Baltic States.

If you purchase shares of the DMS Baltic Index Fund, Class A, you will pay an initial sales charge of 5.00% when you invest, unless you qualify for a reduction or waiver of the sales charge.  The graph above reflects the sales charge.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

The Fund imposes a 2.00% redemption fee on shares redeemed within 30 days of purchase.

DMS INDIA BANK INDEX FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2013 (UNAUDITED)

	Since Inception *	Ending Value
DMS India Bank Index Fund – Class A (With Load)	-21.46%	$ 7,854
DMS India Bank Index Fund – Class A (Without Load)	-17.30%	$ 8,270
DMS India Bank Index Fund – Class I	-17.10%	$ 8,290
CNX Bank Index	-32.59%	$ 6,741
* Not Annualized

This chart assumes an initial investment of $10,000 made on the closing of January 16, 2013 (commencement of investment operations). Total return is based on the change in NAV, including sales load and without sales load, and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

CNX Bank Index is a free float capitalization-weighted index comprised of the most liquid and large capitalized Indian Banking stocks. The index will have 12 stocks from the banking sector, which trade on the National Stock Exchange. The index was developed with a base value of 1000 as of January 1, 2000.

If you purchase shares of the DMS India Bank Index Fund, Class A, you will pay an initial sales charge of 5.00% when you invest, unless you qualify for a reduction or waiver of the sales charge.  The graph above reflects the sales charge.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

The Fund imposes a 2.00% redemption fee on shares redeemed within 30 days of purchase.

DMS INDIA MIDCAP INDEX FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2013 (UNAUDITED)

	Since Inception *	Ending Value
DMS India MidCap Index Fund – Class A (With Load)	-23.74%	$ 7,626
DMS India MidCap Index Fund – Class A (Without Load)	-19.70%	$ 8,030
DMS India MidCap Index Fund – Class I	-19.40%	$ 8,060
CNX MidCap Index	-24.34%	$ 7,566
* Not Annualized

This chart assumes an initial investment of $10,000 made on the closing of October 9, 2012 (commencement of investment operations). Total return is based on the change in NAV, including sales load and without sales load, and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

The CNX Midcap Index is a free float capitalization-weighted index designed to represent the midcap segment of the market in India. The index was developed with a base value of 1000 as of January 1, 2003. This index replaces the old CNX Midcap 200 Index which was discontinued effective July 18, 2005.

If you purchase shares of the DMS India MidCap Index Fund, Class A, you will pay an initial sales charge of 5.00% when you invest, unless you qualify for a reduction or waiver of the sales charge.  The graph above reflects the sales charge.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

The Fund imposes a 2.00% redemption fee on shares redeemed within 30 days of purchase.

DMS POLAND LARGE CAP INDEX FUND

PERFORMANCE ILLUSTRATION

SEPTEMBER 30, 2013 (UNAUDITED)

	Since Inception *	Ending Value
DMS Poland Large Cap Index Fund – Class A (With Load)	-5.79%	$ 9,421
DMS Poland Large Cap Index Fund – Class A (Without Load)	-0.80%	$ 9,920
DMS Poland Large Cap Index Fund – Class I	-0.80%	$ 9,920
WIG20 Index	7.88%	$ 10,788
* Not Annualized

This chart assumes an initial investment of $10,000 made on the closing of July 31, 2013 (commencement of investment operations). Total return is based on the change in NAV, including sales load and without sales load, and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

The WIG20 Index is a modified capitalization-weighted index of 20 Polish stocks which are listed on the main market. The Index is the underlying instrument for futures transactions listed on the Warsaw Stock Exchange. The base value was set to 1000 as of April 16, 1994.

If you purchase shares of the DMS Poland Large Cap Index Fund, Class A, you will pay an initial sales charge of 5.00% when you invest, unless you qualify for a reduction or waiver of the sales charge.  The graph above reflects the sales charge.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

The Fund imposes a 2.00% redemption fee on shares redeemed within 30 days of purchase.

DMS Baltic Index Fund

Portfolio Illustration

September 30, 2013 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

Basic Materials
1.75%
Cash Equivalent
22.54%
Consumer Goods
30.15%
Financial
5.13%
Healthcare
2.94%
Industrial Goods
2.25%
Services
9.29%
Telecommunication
3.12%
Transportation
18.37%
Utilities
4.46%

DMS India Bank Index Fund

Portfolio Illustration

September 30, 2013 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

DMS India MidCap Index Fund

Portfolio Illustration

September 30, 2013 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

DMS Poland Large Cap Index Fund

Portfolio Illustration

September 30, 2013 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

	DMS India Bank Index Fund
	Schedule of Investments
	September 30, 2013

Shares		Value

COMMON STOCKS *** - 41.47%

Banking - 41.47%
248	Axis Bank Ltd.	3,992
150	Bank of Baroda	1,182
171	Bank of India	431
114	Canara Bank Ltd.	403
1,479	HDFC Bank Ltd.	14,008
924	ICICI Bank Ltd.	13,040
340	IndusInd Bank Ltd.	2,002
303	Kotak Mahindra Bank Ltd.	3,281
204	State Bank of India	5,261
201	Union Bank of India	352
212	Yes Bank Ltd.	973
		44,925

TOTAL FOR COMMON STOCKS (Cost $47,600) - 41.47%		44,925

SHORT TERM INVESTMENTS - 56.09%
60,762	Fidelity Money Market Portfolio Institutional Class 0.10% **	60,762

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $60,762) - 56.09%		60,762

TOTAL INVESTMENTS (Cost $108,362) - 97.56%		105,687

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.44%		2,636

NET ASSETS - 100.00%		$ 108,323

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2013.
*** Country breakdown is 100% India.

The accompanying notes are an integral part of these financial statements.

	DMS India MidCap Index Fund
	Schedule of Investments
	September 30, 2013

Shares		Value

COMMON STOCKS *** - 68.35%

Agrochemicals - 1.26%
452	Jain Irrigation Systems Ltd.	$ 418
49	Pfizer Ltd.	850
		1,268
Auto - 0.56%
2,320	Ashok Leyland Ltd.	561

Banks - 4.47%
238	Allahabad Bank	289
394	Andhra Bank	325
631	IDBI Bank Ltd.	589
145	Indian Bank	156
237	Indian Overseas Bank	167
41	Jammu & Kashmir Bank Ltd.	746
178	Karur Vysya Bank Ltd.	885
204	Oriental Bank of Commerce	472
198	Syndicate Bank	214
228	Uco Bank	211
244	Union Bank of India	427
		4,481
Cement Products - 2.02%
432	India Cements Ltd.	351
241	The Ramco Cements Ltd.	686
15	Shree Cement Ltd.	988
		2,025
Chemicals - 2.58%
310	Tata Chemicals Ltd.	1,178
610	United Phosphorus Ltd.	1,411
		2,589
Computer Software - 2.04%
9	Oracle Financial Services Software Ltd. *	442
75	Tech Mahindra Ltd.	1,600
		2,042
Construction - 3.26%
112	Bhushan Steel Ltd.	860
2,472	GMR Infrastructure Ltd.	857
450	Housing Development & Infrastructure Ltd. *	260
234	Irb Infrastructure Developers Ltd.	280
144	Mphasis Ltd.	1,009
		3,266
Consumer - 8.90%
55	Bata India Ltd.	752
100	Britannia Industries Ltd.	1,313
53	Gitanjali Gems Ltd. *	47
51	Jubilant Foodworks Ltd. *	942
458	Marico Ltd.	1,608
17	Procter & Gamble Hygiene & Health Care Ltd.	711
761	Tata Global Beverages Ltd.	1,748
132	United Breweries Ltd.	1,814
		8,935
Diversified - 4.28%
83	Aditya Birla Nuvo Ltd.	1,647
96	Century Textile & Industries Ltd.	370
337	Max India Ltd.	1,032
338	Motherson Sumi Systems Ltd.	1,241
		4,290
Electrical Equipment - 0.37%
37	Havell's India Ltd.	376

Electronics - 1.20%
38	Bharat Electronics Ltd.	660
677	Dish TV India Ltd. *	546
		1,206
Engineering - 3.02%
102	Abb Ltd.	884
128	Engineers India Ltd.	354
638	Pipavav Defence & Offshore Engineering Co. Ltd. *	531
76	Thermax Ltd.	711
467	Voltas Ltd.	551
		3,031
Financial - 6.86%
100	Bajaj Finserv Ltd.	967
529	Hexaware Technologies Ltd.	1,086
909	Indiabulls Financial Services Ltd.	2,654
506	Indiabulls Real Estate Ltd.	436
208	Mahindra & Mahindra Financial Services Ltd.	856
176	Reliance Capital Ltd.	886
		6,885
Gas - 1.69%
609	Petronet Lng Ltd.	1,154
126	Indraprastha Gas Ltd.	542
		1,696
Healthcare - 4.57%
148	Apollo Hospitals Enterprises Ltd.	2,197
98	Cadila Healthcare Ltd.	1,064
390	Opto Circuits (I) Ltd. *	128
126	Piramal Enterprises Ltd.	1,193
		4,582
Hotels - 0.73%
956	Indian Hotels Co. Ltd.	732

Industrial - 0.65%
153	Godej Industries Ltd.	655

Media & Entertainment - 0.64%
102	Sun TV Network Ltd.	640

Mining - 0.91%
427	Hindustan Zinc Ltd.	911

Oil - 1.45%
295	Castrol Ltd.	1,459

Oil Production - 1.06%
346	Hindustan Petroleum Corp. Ltd.	1,062

Paints - 0.59%
30	Kansai Nerolac Paints Ltd.	593

Personal Care - 1.67%
125	Godrej Consumer Products Ltd.	1,672

Pharmaceuticals - 7.13%
242	Aurobindo Pharma Ltd.	782
132	Biocon Ltd. *	712
136	Divi's Laboratories Ltd.	2,108
221	Glenmark Pharmaceuticals Ltd.	1,874
16	Sanofi India Ltd.	676
73	Strides Arcolab Ltd.	1,003
		7,155
Power - 2.39%
565	JSW Energy Ltd.	396
97	Cesc Ltd.	525
2,809	NHPC Ltd.	877
282	Torrent Power Ltd.	318
540	Adani Power Ltd. *	278
		2,394
Real Estate - 0.47%
1,896	Unitech Ltd. *	475

Refineries - 0.49%
558	Gujarat State Petronet Ltd.	489

Rubbers & Plastics - 0.64%
3	MRF Ltd.	641

Shipping - 0.86%
186	Great Eastern Shipping Co. Ltd.	860

Steel Products - 1.00%
251	Bharat Forge Ltd.	1,004

Textiles - 0.06%
132	Welspun Corp. Ltd.	63

Tyres - 0.53%
502	Apollo Tyres Ltd.	534

TOTAL FOR COMMON STOCKS (Cost $85,904) - 68.35%		68,572

SHORT-TERM INVESTMENTS - 3.63%
3,638	Fidelity Money Market Portfolio Institutional Class 0.10% **	3,638

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $3,638) - 3.63%		3,638

TOTAL INVESTMENTS (Cost $89,542) - 71.98%		72,210

OTHER ASSETS LESS LIABILITIES - 28.02%		28,122

NET ASSETS - 100.00%		$ 100,332

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2013.
*** Country breakdown is 100% India.
The accompanying notes are an integral part of these financial statements.

	DMS Baltic Index Fund
	Schedule of Investments
	September 30, 2013

Shares		Value

COMMON STOCKS - 73.32%

Apparel & Textile Products - 3.91%
572	Valmieras Stikla Skiedra (Latvia) *	$ 1,586
4,349	Silvano Fashion Group AS, Class A (Estonia)	15,003
		16,589
Banking - 1.79%
21,065	Siauliu Bankas (Lithuania)	7,580

Biotech & Pharmaceuticals - 2.78%
528	Grindeks (Latvia) *	6,261
591	Olaines Kimiski-Farmacetiska Rupnica (Latvia)	5,529
		11,790
Construction Materials - 0.73%
3,651	Grigiskes (Lithuania)	3,112

Consumer Products - 6.44%
6,954	Pieno Zvaigzdes (Lithuania)	20,038
1,737	Rokiskio Suris (Lithuania)	3,854
3,351	Zemaitijos Pienas ORS (Lithuania) *	3,454
		27,346
Distribution/Wholesale-Consumer Staples - 3.33%
9,586	Linas Argo Group AB (Lithuania)	9,376
5,098	Premia Foods AS (Estonia) *	4,759
		14,135
Electrical Equipment - 1.27%
1,448	AS Harju Elekter (Estonia)	5,406

Engineering & Construction Services - 2.82%
727	AS Merko Ehitus (Estonia)	7,180
1,225	Panevezio Statybos Trestas (Lithuania)	2,005
1,919	Nordecon International AS (Estonia)	2,778
		11,963
Hardware - 0.12%
189	SAF Tehnika (Latvia)	513

Home & Office Products - 0.74%
160	Vilniaus Baldai AB (Lithuania)	3,139

Oil, Gas, & Coal - 1.65%
15,847	Klaipedos Nafta PVA (Lithuania)	7,010

Real Estate Operations & Services - 4.12%
1,753	City Service AB (Lithuania) *	4,458
4,060	AS Pro Kapital Grupp (Estonia) *	13,017
		17,475
Retail Discretionary - 14.13%
349	Invalda PVA (Lithuania)	1,336
5,767	Tallinna Kaubamaja AS (Estonia)	42,909
6,649	AS Baltika (Estonia) *	6,404
2,683	Apranga PVA (Lithuania)	9,292
		59,941
Telecommunications - 2.95%
11,925	Teo LT AB (Lithuania)	12,519

Transportation & Logistics - 17.38%
57,395	Tallink Group AS (Estonia)	73,762

Travel, Lodging, & Dining - 4.93%
7,924	Olympic Entertainment Group AS (Estonia)	20,903

Utilities - 4.23%
2,421	Lietuvos Dujos AB (Lithuania)	2,044
835	AS Tallinna Vesi, Class A (Estonia)	11,635
4,220	Lesto AB (Lithuania)	4,247
		17,926

TOTAL FOR COMMON STOCKS (Cost $312,068) - 73.32%		311,109

SHORT-TERM INVESTMENTS - 21.34%
90,537	Fidelity Money Market Portfolio Institutional Class 0.10% **	90,537

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $90,537) - 21.34%		90,537

TOTAL INVESTMENTS (Cost $402,605) - 94.66%		401,646

OTHER ASSETS LESS LIABILITIES - 5.34%		22,668

NET ASSETS - 100.00%		$ 424,314

Country Breakdown - as a % of Net Assets
Estonia	48.02%
Lithuania	22.02%
United States	21.34%
Latvia	3.28%

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2013.
The accompanying notes are an integral part of these financial statements.

	DMS Poland Large Cap Index Fund
	Schedule of Investments
	September 30, 2013

Shares		Value

COMMON STOCKS - 14.62%

Banking - 14.62%
61	Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)	$ 725

TOTAL FOR COMMON STOCKS (Cost $787) - 14.62%		725

SHORT-TERM INVESTMENTS - 157.26%
7,800	Fidelity Money Market Portfolio Institutional Class 0.10% *	7,800

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $7,800) - 157.26%		7,800

TOTAL INVESTMENTS (Cost $8,587) - 171.88%		8,525

LIABILITIES IN EXCESS OF OTHER ASSETS - (71.88)%		(3,565)

NET ASSETS - 100.00%		$ 4,960

* Variable rate security; the coupon rate shown represents the yield at September 30, 2013.
The accompanying notes are an integral part of these financial statements.

DMS Funds
Statements of Assets and Liabilities
September 30, 2013

Assets:	DMS India Bank Index Fund	DMS India MidCap Index Fund	DMS Baltic Index Fund	DMS Poland Large Cap Index Fund
Investments in Securities, at Value
(Cost $108,362, $89,542, $402,605, and $8,587 respectively)	$ 105,687	$ 72,210	$ 401,646	$ 8,525
Cash	250	250	250	250
Cash denominated in foreign currency (Cost $2,890, $967, $0, and $0)	2,930	1,048	-	-
Receivables:
Dividends and Interest	6	75	571	35
Receivable from Advisor	10,758	40,737	35,200	346
Prepaid Expenses	231	268	-	-
Total Assets	119,862	114,588	437,667	9,156
Liabilities:
Payables:
Distribution Fees	3	103	3	1
Other Accrued Expenses	11,536	14,153	13,350	4,195
Total Liabilities	11,539	14,256	13,353	4,196
Net Assets	$ 108,323	$ 100,332	$ 424,314	$ 4,960

Net Assets Consist of:
Paid In Capital	$ 186,834	$ 179,000	$ 436,639	$ 5,000
Accumulated Net Investment Income on Investments	2,950	-	-	27
Accumulated Realized Loss on Investments	(78,826)	(61,417)	(11,366)	(5)
Unrealized Depreciation in Value of Investments	(2,635)	(17,251)	(959)	(62)
Net Assets	$ 108,323	$ 100,332	$ 424,314	$ 4,960

Net Asset Value Per Share

Class A
Net Assets	$ 827	$ 803	$ 2,453	$ 2,480
Shares of beneficial interest outstanding	100	100	250.748	250
Net asset value per share	$ 8.27	$ 8.03	$ 9.78	$ 9.92
Maximum Offering Price Per Share
($8.27/0.95, $8.03/0.95, $9.78/0.95, and $9.92/0.95, respectively) (Note 2)	$ 8.71	$ 8.45	$ 10.29	$ 10.44
Redemption price per share (a)	$ 8.10	$ 7.87	$ 9.58	$ 9.72

Class I
Net Assets	$ 107,496	$ 99,529	$ 421,861	$ 2,480
Shares of beneficial interest outstanding	12,974	12,349	43,080	250
Net asset value per share	$ 8.29	$ 8.06	$ 9.79	$ 9.92
Redemption price per share (a)	$ 8.12	$ 7.90	$ 9.59	$ 9.72

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS Funds
Statements of Operations
For the period through September 30, 2013

	DMS India Bank Index Fund (a)	DMS India MidCap Index Fund (b)	DMS Baltic Index Fund (c)	DMS Poland Large Cap Index Fund (d)
Investment Income:
Dividends	$ 5,147	$ 2,707	$ 560	$ 35
Interest	111	31	34	1
Total Investment Income	5,258	2,738	594	36

Expenses:
Advisory Fees	1,802	2,142	655	6
Distribution Fees:
Class A	3	103	3	1
Transfer Agent Fees	13,032	17,708	6,226	3,628
Fund Accounting Fees	1,460	1,461	-	-
Registration Fees	313	726	-	-
Audit Fees	9,377	13,200	6,000	2,208
Legal Fees	-	-	-	800
Custody Fees	5,898	17,578	21,797	-
Printing Fees	730	984	251	240
NASDAQ Listing Fees	539	603	359	664
Other Fees	1,715	4,338	1,404	314
Total Expenses	34,869	58,843	36,695	7,861
Fees Waived and Reimbursed by the Advisor	(32,561)	(55,998)	(35,854)	(7,852)
Net Expenses	2,308	2,845	841	9

Net Investment Income (Loss)	2,950	(107)	(247)	27

Realized and Unrealized Loss from Investments and Foreign Currency:
Realized Loss on Investments and Foreign Currency	(78,826)	(61,417)	(11,366)	(5)
Unrealized Depreciation on Investments and Foreign Currency	(2,635)	(17,251)	(959)	(62)
Net Realized and Unrealized Loss on Investments and Foreign Currency	(81,461)	(78,668)	(12,325)	(67)

Net Decrease in Net Assets Resulting from Operations	$ (78,511)	$ (78,775)	$ (12,572)	$ (40)

(a) The DMS India Bank Index Fund commenced investment operations January 16, 2013.
(b) The DMS India MidCap Index Fund commenced investment operations October 9, 2012.
(c) The DMS Baltic Index Fund commenced investment operations May 17, 2013.
(d) The DMS Poland Large Cap Index Fund commenced investment operations July 31, 2013.
The accompanying notes are an integral part of these financial statements.

DMS India Bank Index Fund
Statement of Changes in Net Assets

For the
Period Ended
9/30/2013 (a)
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 2,950
Net Realized Loss on Investments and Foreign Currency	(78,826)
Unrealized Depreciation on Investments and Foreign Currency	(2,635)
Net Decrease in Net Assets Resulting from Operations	(78,511)

Capital Share Transactions	186,834

Net Assets:
Net Increase in Net Assets	108,323
Beginning of Period	-
End of Period (Includes Accumulated Undistributed Net
Investment Income of $2,950).	$ 108,323

(a) The DMS India Bank Index Fund commenced investment operations January 16, 2013.
The accompanying notes are an integral part of these financial statements.

DMS India MidCap Index Fund
Statement of Changes in Net Assets

For the
Period Ended
9/30/2013 (a)
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (107)
Net Realized Loss on Investments and Foreign Currency	(61,417)
Unrealized Depreciation on Investments and Foreign Currency	(17,251)
Net Decrease in Net Assets Resulting from Operations	(78,775)

Capital Share Transactions	79,107

Net Assets:
Net Increase in Net Assets	332
Beginning of Period (b)	100,000
End of Period (Includes Accumulated Undistributed Net
Investment Income of $0).	$ 100,332

(a) The DMS India MidCap Index Fund commenced investment operations October 9, 2012.
(b) On August 7, 2012, seed capital was invested.
The accompanying notes are an integral part of these financial statements.

DMS Baltic Index Fund
Statement of Changes in Net Assets

For the
Period Ended
9/30/2013 (a)
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (247)
Net Realized Loss on Investments	(11,366)
Unrealized Depreciation on Investments	(959)
Net Decrease in Net Assets Resulting from Operations	(12,572)

Capital Share Transactions	436,886

Net Assets:
Net Increase in Net Assets	424,314
Beginning of Period	-
End of Period (Includes Accumulated Undistributed Net
Investment Income of $0).	$ 424,314

(a) The DMS Baltic Index Fund commenced investment operations May 17, 2013.
The accompanying notes are an integral part of these financial statements.

DMS Poland Large Cap Index Fund
Statement of Changes in Net Assets

For the
Period Ended
9/30/2013 (a)
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 27
Net Realized Loss on Investments	(5)
Unrealized Depreciation on Investments	(62)
Net Decrease in Net Assets Resulting from Operations	(40)

Capital Share Transactions	5,000

Net Assets:
Net Increase in Net Assets	4,960
Beginning of Period	-
End of Period (Includes Accumulated Undistributed Net
Investment Income of $27).	$ 4,960

(a) The DMS Poland Large Cap Index Fund commenced investment operations July 31, 2013.
The accompanying notes are an integral part of these financial statements.

DMS India Bank Index Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period
	Ended
	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.81)
Total from Investment Operations	(1.73)

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 8.27

Total Return **	(17.30)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1
Before Waiver
Ratio of Expenses to Average Net Assets	21.17%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(19.51)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	3.63%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.97)%	(b)
Portfolio Turnover	322.03%	(c)

(a) The DMS India Bank Index Fund, Class A, commenced investment operations January 16, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming  reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS India Bank Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended
	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.79)
Total from Investment Operations	(1.71)

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 8.29

Total Return **	(17.10)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 107
Before Waiver
Ratio of Expenses to Average Net Assets	14.48%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(12.29)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.96%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.23%	(b)
Portfolio Turnover	322.03%	(c)

(a) The DMS India Bank Index Fund, Investor Class, commenced investment operations January 16, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS India MidCap Index Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the
	Period Ended
	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.03)
Net Loss on Securities (Realized and Unrealized)	(1.94)
Total from Investment Operations	(1.97)

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 8.03

Total Return **	(19.70)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1
Before Waiver
Ratio of Expenses to Average Net Assets	27.54%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(26.61)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.21%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.28)%	(b)
Portfolio Turnover	120.29%	(c)

(a) The DMS India MidCap Index Fund, Class A, commenced investment operations October 9, 2012.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

DMS India MidCap Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the
	Period Ended
	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.00
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.94)
Total from Investment Operations	(1.94)

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 8.06

Total Return **	(19.40)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 100
Before Waiver
Ratio of Expenses to Average Net Assets	19.38%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(18.42)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.96%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.00%	(b)
Portfolio Turnover	120.29%	(c)

(a) The DMS India MidCap Index Fund, Investor Class, commenced investment operations October 9, 2012.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS Baltic Index Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period
	Ended
	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.03)
Net Loss on Securities (Realized and Unrealized)	(0.19)
Total from Investment Operations	(0.22)

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 9.78

Total Return **	(2.20)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2
Before Waiver
Ratio of Expenses to Average Net Assets	484.60%	(b)
Ratio of Net Investment Loss to Average Net Assets	(484.32)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.21%	(b)
Ratio of Net Investment Loss to Average Net Assets	(0.93)%	(b)
Portfolio Turnover	325.04%	(c)

(a) The DMS Baltic Index Fund, Class A, commenced investment operations May 17, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS Baltic Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended
	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.03)
Net Loss on Securities (Realized and Unrealized)	(0.18)
Total from Investment Operations	(0.21)

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 9.79

Total Return **	(2.10)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 422
Before Waiver
Ratio of Expenses to Average Net Assets	34.63%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(33.94)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.96%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.87)%	(b)
Portfolio Turnover	325.04%	(c)

(a) The DMS Baltic Index Fund, Investor Class, commenced investment operations May 17, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS Poland Large Cap Index Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period
	Ended
	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.13)
Total from Investment Operations	(0.08)

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 9.92

Total Return **	(0.80)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2
Before Waiver
Ratio of Expenses to Average Net Assets	935.74%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(931.46)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.41%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.88%	(b)
Portfolio Turnover	0.00%	(c)

(a) The DMS Poland Large Cap Index Fund, Class A, commenced investment operations July 31, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS Poland Large Cap Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period
	Ended
	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.13)
Total from Investment Operations	(0.08)

Redemption Fees ***	-

Net Asset Value, at End of Period	$ 9.92

Total Return **	(0.80)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2
Before Waiver
Ratio of Expenses to Average Net Assets	935.33%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(931.05)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.16%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.12%	(b)
Portfolio Turnover	0%	(c)

(a) The DMS Poland Large Cap Index Fund, Investor Class, commenced investment operations July 31, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** A redemption fee of 2.00% is imposed in the event of certain redemption transactions within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

DMS FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013

Note 1. Organization

The DMS India MidCap Index Fund (the “MidCap Fund”), DMS India Bank Index Fund (the “Bank Fund”), DMS Baltic Index Fund (the “Baltic Fund”), and DMS Poland Large Cap Index Fund (the “Poland Fund”) are series of The DMS Funds (the “Trust”), registered with the Securities and Exchange Commission (“SEC”).  The MidCap Fund is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), and is categorized under the 1940 Act as an open-end management investment company that is “diversified” as defined in the Act.  The Bank Fund, Baltic Fund, and Poland Fund are registered with the SEC under the 1940 Act, and each is categorized under the 1940 Act as an open-end management investment company that is “non-diversified” as defined in the Act.  The Trust was organized as a business trust under the laws of Pennsylvania on March 28, 2012 by the filing of a Declaration of Trust.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Trust has four separate series, currently. The investment advisor to the Fund is DMS Advisors, Inc. (the “Advisor”).

On August 7, 2012 the MidCap Fund was funded with $100,000 in initial seed capital.

The MidCap Fund commenced investment operations on October 9, 2012, the Bank Fund commenced investment operations on January 16, 2013, the Baltic Fund commenced investment operations on May 17, 2013, and the Poland Fund commenced investment operations on July 31, 2013.  Collectively throughout the footnotes to the financial statements these dates will be referred to as “commencement of investment operations.”

The MidCap Fund seeks to track the performance of a benchmark index (the CNX Midcap Index) that measures the investment return of stocks issued by mid-sized companies located in India.

The Bank Fund seeks to track the performance of a benchmark index (the CNX Bank Index) that measures the investment return of stocks issued by banking companies located in India.

The Baltic Fund seeks to replicate the OMXBBGI Index, the Baltic Benchmark General Index.  This is an index of the investment return of the thirty largest and most widely traded stocks that are traded on the OMX exchanges in Riga (Latvia), Tallin (Estonia), and Vilnius (Lithuania).

The Poland Fund seeks to track the performance of a benchmark index, the WIG20 Index, which measures the investment return of stocks issued by large cap companies located in Poland.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial futures contracts: The Funds may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intends to purchase, against fluctuations in fair value caused by changes in prevailing securities markets or interest rates. Upon entering into a financial futures contract, the Funds is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognizes a gain or loss equal to the change in daily variation margin. Should

DMS FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013

market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.  The Funds did not invest in any financial futures contracts during the period from commencement of investment operations through September 30 , 2013.

Federal Income Taxes:  The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Funds’ to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period ended September 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds had no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Funds follow industry practice and record security transactions on the trade date.  The highest cost method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Non-Diversified:  Under the 1940 Act, the  Bank Fund, Baltic Fund, and Poland Fund have elected to be classified as a “non-diversified.”  To be a diversified fund under the 1940 Act, 75% of a fund’s total assets must be invested so that no more than 5% of such a fund’s assets may be invested in one stock, nor may such fund own more than 10% of the outstanding securities of any one issuer.  Generally speaking, a diversified investment portfolio (spread among many investments with no substantial concentration in any one investment) is not as risky as a non-diversified portfolio.

Redemption Fees: Redemptions of short-term holdings may create missed opportunity costs for the Funds, as the Advisor may be unable to take or maintain positions in securities that employ certain strategies that require a longer period of time to achieve anticipated results.  For these reasons, the Funds will assess a 2.00% fee on Class A shares of the Funds, on the redemption or exchange of Funds shares held for 30 days or less and will be paid to the Funds.  The Funds will use the FIFO method to determine the 30-day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is 30 days or less, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by shareholder that does not remain in the Funds for a 30-day period from the date of purchase.  For the period from commencement of investment operations through September 30, 2013, the Funds did not collect any early redemption fees.

Reclassifications: In accordance with GAAP, at September 30, 2013, the MidCap Fund and the Baltic Fund recorded a permanent book/tax difference of $107 and $247, respectively, from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Short Sales: The Funds may sell a security they do not own in anticipation of a decline in the fair value of that security.  When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Share Class Accounting: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective class shares of the respective Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

DMS FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Organizational and Offering Expenses:   All costs incurred by the Funds in connection with the organization, offering and initial registration of the Funds, principally professional fees, were paid on behalf of the Fund by the Advisor through the fee waiver and expense reimbursement provision of the Investment Management Agreement, discussed below at Note 4.

Sales Charge - If you purchase Class A shares of the Funds, you will pay an initial sales charge of 5.00% when you invest, unless you qualify for a reduction or waiver of the sales charge which is disclosed in the Fund’s current Prospectus.

Subsequent Events:  Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no such events requiring disclosure.

Note 3.  Fair Value of Investments

Security Valuations: Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Board of Trustees annually reviews and approves the use of the pricing services.  The Board will initially approve and annually reapprove use of a pricing service if it is satisfied that use of the pricing service will result in the accurate valuation of each Funds’ securities.

Each investment asset or liabilities of the Funds are assigned a level at measurement date based on the significance and source of the inputs to its valuation.  Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

DMS FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2013 in valuing the Funds’ investments carried at value:

Bank Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$44,925	$ -	$ -	$44,925
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	60,762	-	-	60,762
	$105,687	$ -	$ -	$105,687

MidCap Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$68,572	$ -	$ -	$68,572
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	3,638	-	-	3,638
	$72,210	$ -	$ -	$72,210

Baltic Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$311,109	$ -	$ -	$311,109
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	90,537	-	-	90,537
	$401,646	$ -	$ -	$401,646

Poland Fund
Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$725	$ -	$ -	$725
Short-Term Investments:
Fidelity Money Market Portfolio Institutional Class	7,800	-	-	7,800
	$8,525	$ -	$ -	$8,525

The Funds did not hold any Level 3 assets during the period ended September 30, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 4. Investment Management Agreement

The Funds have an investment advisory agreement with the Advisor, under which the Advisor, subject to such policies as the Trustees of the Trust may determine, the Advisor, at its expense, will furnish continuously an investment program for each Fund and will make investment decisions on behalf of each Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.  The Funds pay the Advisor a fee, computed daily and payable monthly, at the annual rate of 0.75% of each Fund’s average daily net assets. The Advisor has agreed to waive its fees, and/or to directly pay the expenses or reimburse the Baltic Fund, Bank Fund, and MidCap Fund, as necessary, to keep each Fund’s operating expenses at or below 0.96% (with respect to Class I Shares), and 1.21% (with respect to Class A Shares) until December 31, 2014, and continue in effect until such time as the respective Fund reaches $50 million in net assets.  The Advisor has agreed to waive its fees, and/or to directly pay the expenses or reimburse the Poland Fund, as necessary, to keep each Fund’s operating expenses at or below 1.41%

DMS FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013

(with respect to Class A Shares), and 1.16% (with respect to Class I Shares) until December 31, 2014, and continue in effect until such time as the respective Fund reaches $35 million in net assets.

For the period from commencement of investment operations through September 30, 2013 the Funds incurred the following with respect to advisory fees and reimbursement of expenses:

	Advisory	Expenses
Fund	Fees	Reimbursed

Bank Fund - Class A	$ 5	$ 116
Bank Fund - Investor Class	$ 1,797	$ 32,445
MidCap Fund - Class A	$ 310	$ 10,908
MidCap Fund - Investor Class	$ 1,832	$ 45,090
Baltic Fund - Class A	$ 11	$ 6,961
Baltic Fund - Investor Class	$ 644	$ 28,893
Poland Fund - Class A	$ 3	$ 3,926
Poland Fund - Investor Class	$ 3	$ 3,926

At September 30, 2013 the Advisor owed each of the Funds the following amounts with respect to expense reimbursements:

Fund	$ Amount
Bank Fund	$ 10,758
MidCap Fund	$ 40,737
Baltic Fund	$ 35,200
Poland Fund	$ 346

The Advisory Agreement has been approved by the Board of Trustees of the Funds and will continue in effect until July 31, 2014, unless terminated, and may be renewed from year to year by the affirmative vote of a majority of the independent trustees of the Funds in person at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Funds. The Advisory Agreement automatically terminates on assignment, and is terminable upon notice by the Funds. In addition, the Advisory Agreement may be terminated upon thirty (30) days written notice by the Advisor or the Fund.

Note 5. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series at no par value.  Transactions in shares of capital stock for the Funds for the period from commencement of investment operations through September 30, 2013 were as follows:

Bank Fund:	Sold	Reinvested	Redeemed	Net Increase/(Decrease)
Class A
Shares	100	-	-	100
Value	$ 1,000	$ -	$ -	$ 1,000
Class I
Shares	51,012	-	(38,038)	12,974
Value	$ 509,210	$ -	$ (323,376)	$ 185,834

DMS FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013

MidCap Fund:	Sold	Reinvested	Redeemed	Net Increase/(Decrease)
Class A
Shares	-	-	(4,900)	(4,900)
Value	$ -	$ -	$ (39,664)	$ (39,664)
Class I
Shares	32,318	-	(24,969)	7,349
Value	$ 327,729	$ -	$ (208,958)	$ 118,771

Baltic Fund:	Sold	Reinvested	Redeemed	Net Increase/(Decrease)
Class A
Shares	500	-	(249)	251
Value	$ 5,000	$ -	$ (2,500)	$ 2,500
Class I
Shares	45,720	-	(2,640)	43,080
Value	$ 459,975	$ -	$ (25,589)	$ 434,386

Poland Fund:	Sold	Reinvested	Redeemed	Net Increase/(Decrease)
Class A
Shares	250	-	-	250
Value	$ 2,500	$ -	$ -	$ 2,500
Class I
Shares	250	-	-	250
Value	$ 2,500	$ -	$ -	$ 2,500

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of each Fund’s shares redeemed within 30 days after their purchase.  For the period from commencement of investment operations through September 30, 2013, no redemption fees were collected by any Fund from shareholder transactions and included in paid-in-capital.

Note 6. Investment Transactions

From the commencement of investment operations through September 30, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales

Bank Fund	$ 469,409	$ 344,192
MidCap Fund	$ 615,768	$ 467,480
Baltic Fund	$ 900,527	$ 580,650
Poland Fund	$ 787	$ -

DMS FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013

Note 7. Distribution Fee

The Funds established a plan of distribution, or “12b-1 plan,” for the Class A Shares.  The plan may be used to finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the Board of Trustees.  The plan provides for payments, based on an annualized rate of up to 0.25% of average daily net assets of the Class A Shares.  This entire amount may be used to pay service fees to qualified dealers for providing certain shareholder services.  Any amounts not paid to dealers may be used for distribution expenses as authorized by the Board of Trustees, in accordance with guidance issued by the SEC.  Since these fees are paid out of each Fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment.  For the period from commencement of investment operations through September 30, 2013, the Bank Fund, MidCap Fund, Baltic Fund, and Poland Fund accrued $3, $103, $3, and $1, respectively for distribution fees.  At September 30, 2013, distribution fees of $3, $103, $3, and $1, for the Bank Fund, MidCap Fund, Baltic Fund, and Poland Fund, respectively were still outstanding to the Funds broker/dealer.

Note 8. Tax Matters

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Each Fund’s tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, as of September 30, 2013 the tax basis capital gains and losses and undistributed ordinary income are as follows:

	Bank Fund	MidCap Fund	Baltic Fund	Poland Fund

Undistributed ordinary income	$ 2,950	$ -	$ -	$ 27

Capital loss carry-forwards +	$ -	$ -	$ -	$ -

Post-October Capital Loss deferrals
between 11/1/12-9/30/13 - ST *	$ (78,826)	$ (61,417)	$ (6,144)	$ (5)

As of September 30, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

	Bank Fund	MidCap Fund	Baltic Fund	Poland Fund

Gross unrealized appreciation on investment securities	$ 41	$ 2,547	$ 4,568	$ -
Gross unrealized depreciation on investment securities	(2,676)	(19,798)	(10,749)	(62)
Net unrealized depreciation on investment securities	$ (2,635)	$ (17,251)	$ (6,181)	$ (62)

Cost of investments (including short-term investments)**	$ 108,362	$ 89,542	$ 407,827	$ 8,587

  + The capital loss carryforward will be used to offset any capital gains realized by The Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

* These deferrals are considered incurred in subsequent year.

** The difference between the book cost and tax cost of investments (if any) represents disallowed wash sales for tax purposes.

Note 9.  Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of September 30, 2013, Cheryl Levengood, owned approximately 30.37% of the Bank Fund and may be deemed to control the Fund.  As of September 30, 2013, Susan Kohli, owned approximately 100.00% of the Poland Fund and may be deemed to control the Fund.  Susan Kohli is the Executive Vice President of the Fund.

DMS FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013

Note 10. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees

The DMS Funds

We have audited the accompanying statements of assets and liabilities of the DMS India Bank Index Fund (“Bank Fund”), DMS India MidCap Index Fund (“MidCap Fund”), DMS Baltic Index Fund, (“Baltic Fund”), and DMS Poland Large Cap Index Fund (“Poland Fund”), collectively the Funds, each a series of The DMS Funds (the Trust), including the schedules of investments, as of September 30, 2013 and the related statements of operations, statements of changes in net assets and the financial highlights for the periods commencement of investment operations (January 16, 2013 – Bank Fund, October 9, 2012 – MidCap Fund, May 17, 2013 – Baltic Fund, July 31, 2013 – Poland Fund), through September 30, 2013 for the Funds.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds were not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of September 30, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of DMS India Bank Index Fund, DMS India MidCap Index Fund, DMS Baltic Index Fund, and DMS Poland Large Cap Index Fund, collectively the Funds, each a series of The DMS Funds, as of September 30, 2013, the results of their operations, the statements of changes in their net assets and the financial highlights for the periods commencement of investment operations (January 16, 2013 – Bank Fund, October 9, 2012 – MidCap Fund, May 17, 2013 – Baltic Fund, July 31, 2013 – Poland Fund), through September  30, 2013 in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania November 29, 2013

DMS Funds
Expense Illustration
September 30, 2013 (Unaudited)

Expense Example

As a shareholder of the DMS Fund(s), you incur ongoing costs which consist of management fees, distribution fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013.  Also included is the Example based on the DMS Baltic Index Fund's and DMS Poland Large Cap Index Fund's commencement of operations through September 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		DMS India Bank Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$828.66	$5.55
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.00	$6.12

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		DMS India Bank Index Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$829.83	$4.40
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.26	$4.86

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		DMS India MidCap Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$878.56	$5.70
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.00	$6.12

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		DMS India MidCap Index Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$879.91	$4.52
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.26	$4.86

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		DMS Baltic Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$978.00	$6.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.00	$6.12

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		DMS Baltic Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 17, 2013	September 30, 2013	May 17, 2013 to September 30, 2013

Actual	$1,000.00	$978.00	$4.49
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.23	$4.57

* Expenses are equal to the Fund's annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 137/365 (to reflect the period).

		DMS Baltic Index Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$979.00	$4.76
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.26	$4.86

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		DMS Baltic Index Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 17, 2013	September 30, 2013	May 17, 2013 to September 30, 2013

Actual	$1,000.00	$979.00	$3.57
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.16	$3.63

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 137/365 (to reflect the period).

		DMS Poland Large Cap Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$992.00	$7.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.00	$7.13

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		DMS Poland Large Cap Index Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 31, 2013	September 30, 2013	July 31, 2013 to September 30, 2013

Actual	$1,000.00	$992.00	$2.39
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,006.10	$2.40

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period).

		DMS Poland Large Cap Index Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2013	September 30, 2013	April 1, 2013 to September 30, 2013

Actual	$1,000.00	$992.00	$5.79
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.25	$5.87

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

		DMS Poland Large Cap Index Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 31, 2013	September 30, 2013	July 31, 2013 to September 30, 2013

Actual	$1,000.00	$992.00	$1.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,006.52	$1.98

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period).

DMS FUNDS

TRUSTEE TABLE

SEPTEMBER 30, 2013 (UNAUDITED)

The following persons are “disinterested,” or independent trustees of the Fund, as defined by the 1940 Act.

Name, age and position with fund (year first elected as a trustee)	Principal occupation(s) during the past five years	Other directorships held by trustee during the past five years	Other relevant experience
Craig Edgerton 54 Trustee 2013	Independent entrepreneur in the energy and horticultural services industries; previously, branch manager for a national landscaping firm.	None, other than a Trustee of each series of The DMS Funds	Bachelor’s degree in Ornamental Horticulture from Delaware Valley College, Doylestown, PA.
Helen M. Firestone 53 Trustee 2013	Controller, JMH Management (private real estate developer and restaurant chain) since 2008; prior thereto, supply chain manager for soft drink bottling company.	None, other than a Trustee of each series of The DMS Funds	Bachelor’s degree in Accounting from Albright College, Reading, PA; CPIM designation; currently completing Six Sigma certification.
Kathleen P. Heck 50 Trustee and Lead Independent Trustee 2013	Owner and Operations Manager, Penn Oil Co. (private chain of gas station convenience stores) since 2006. Previously, advertising sales for radio station.	None, other than a Trustee of each series of The DMS Funds	Bachelor’s degree in Business Management from Susquehanna University, Selinsgrove, PA.
Thomas C. Heist 70 Trustee 2013	Founder, Tom Heist & Associates, quality assurance consulting; previously, officer with GS1, Company Entier, and Gilbert Commonwealth Engineering.	None, other than a Trustee of each series of The DMS Funds	Engineering degree and numerous certifications from ASQC. International business experience with nuclear power plants and varied industrial plants.
Bonnie Sekulski 61 Trustee 2013	Business owner/ operator, The Hair Works, Reading, PA.	None, other than a Trustee of each series of The DMS Funds	Private investor. Formerly, licensed Realtor and licensed life insurance and annuities salesperson.

DMS FUNDS

TRUSTEE TABLE

SEPTEMBER 30, 2013 (UNAUDITED)

The following persons are “interested,” or independent trustees of the Fund, as defined by the 1940 Act.

Name, age and position with Fund (year first elected as a trustee/officer)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Other directorships held by trustee during the past five years
Peter R. Kohli [1] 62 Trustee, Chairman, President, CEO & Chief Investment Officer (2013)

Chairman, President, & CEO of DMS Advisors, Inc. the investment adviser to the Fund, since inception; Chartered Financial Consultant; Registered Representative with TrustMont Securities.  Principal officer of DMS Financial, Inc., an investment and retirement consulting business.  Previously, executive for a regional oil company, and executive for a private leveraged buyout firm.

None, other than Trustee of each series of The DMS Funds
John McCarthy [2] 52 Trustee & Secretary 2013	Founder and President of InvestigatorDocs, Inc. (providing processes and systems drug testing for pharmaceutical companies); Principal consultant for Paragon Solutions.	None, other than Trustee of each series of The DMS Funds

1        Mr. Kohli is the spouse of Ms. Susan Kohli,  an officer of the Fund.

2       Mr. McCarthy is the sibling of Ms. Susan Kohli,  an officer of the Fund.

DMS FUNDS

TRUSTEE TABLE

SEPTEMBER 30, 2013 (UNAUDITED)

Other Officers *

Name, age and position with Fund (year first elected as an officer)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Susan E. Kohli ** 47 Executive Vice President and COO 2013

Director and Executive Vice President of DMS Advisors, Inc., the adviser to the Fund; President, CEO, Director, and principal owner of Marshad Capital Group, Inc., parent company of the adviser; Administrative Manager, DMS Financial, Inc., investment and retirement consulting firm.  Licensed Professional Engineer in Pennsylvania.  BS in Civil Engineering from Pennsylvania State University.

Christopher M. Farah 40 Chief Financial Officer 2013

Certified Public Accountant, Principal, Farah Financial P.C.  Holds designations as a Certified Fraud Examiner, Forensic Certified Public Accountant, and Certified Valuation Analyst.  Director and CFO of DMS Advisors, Inc. BS in Accounting from St. John’s University, NY.

*  All of such officers are affiliated with DMS Advisors, Inc.

**  Ms. Susan Kohli is the spouse of Mr. Peter Kohli, the Chairman of the Fund, and is also the sibling of Mr. John McCarthy, a Trustee of the Fund.

The address for all trustees and officers of the Fund is 2619 Leiscz’s Bridge Road, Suite 200, Leesport, PA, 19533.

No Trustee fees were paid during the period ended September 30, 2013.

DMS FUNDS

ADDITIONAL INFORMATION

SEPTEMBER 30, 2013 (UNAUDITED)

Portfolio Holdings – The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-282-6743, free of charge.

Proxy Voting - A description of each Fund’s policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling each Fund at (866) 282-6743 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how each Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 282-6743 to request a copy of the SAI or to make shareholder inquiries.

Advisory Agreement - The Funds have entered into an Investment Management Agreement with DMS Advisors, Inc.  The Agreement remains in effect through July 31, 2014, and may be renewed by action of the Independent Trustees.  The Agreement provides for an annual management fee of 0.75% of net assets to be paid to the advisor, but the Agreement also requires the advisor to waive its fees, and to reimburse other expenses of the Funds, to maintain the net operating expenses of the Funds at pre-determined levels.  See Note 4 of the accompanying financial statements for more information.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)

At this time, the registrant believes that the collective experience provided by the members of the audit committee together  offer the  registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

FY 2013

$ 26,000

FY 2012

$ 0

(b)

Audit-Related Fees

Registrant

FY 2013

$ 0

FY 2012

$ 0

(c)

Tax Fees

Registrant

FY 2013

$ 7,200

FY 2012

$ 0

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2013

$ 0

FY 2012

$ 0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	0%
Tax Fees:	0%
All Other Fees:	0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than fifty percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant                 Adviser

FY 2013                  $2,500                         $0

FY 2012                  $0

  NA

(h)           Not applicable.  The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the Trust’s Statement of Additional Information.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a) (1)      Code of ethics previously filed as Exhibit 99(p) to N-1A filed 8-7-2012.

(2)

Certifications by the registrant's principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

     (3)       Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The DMS Funds

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

Date: December 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter R. Kohli

Trustee, Chairman and CEO

(Principal Executive Officer)

Date: December 4, 2013

By: /s/ Christopher M. Farah

Chief Financial Officer

(Principal Financial and Accounting Officer)

Date: December 3, 2013

*Print the name and title of each signing officer under his or her signature.